Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2017	2018
	RMB	RMB
Buildings	2,697,230	3,586,898
Machinery and equipment	1,299,553	2,475,795
Leasehold improvements	262,419	344,786
Vehicles	1,545,786	2,319,342
Furniture, office and electric equipment	207,953	309,214
Construction in progress	1,434,699	1,711,971
Total	7,447,640	10,748,006
Accumulated depreciation	(974,630)	(1,712,302)
Property and equipment, net	6,473,010	9,035,704